RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,986,281	1,033,592
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Notional amount	73,825,664	64,053,439
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	3,682,966	10,715,432
Financial liabilities	$ 36,037	$ 6,646